PROPERTY, FURNITURE AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Furniture and Equipment and Accumulated Depreciation	The composition of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2025, 2024, and 2023 is as follows:

	Land	Buildings and other constructions	Installations	Furniture and fixtures	Computer hardware	Vehicles and equipment	Work in progress	2025	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	294,154	1,174,807	869,849	505,767	660,837	106,043	91,017	3,702,474	3,572,286	3,463,196
Additions	22,824	73,829	44,910	55,550	34,940	3,347	99,780	335,180	310,144	322,371
Acquisition of business, Note 2(a) (*)	318,329	297,627	4,067	23,277	7,762	58,828	21,826	731,716	–	455
Transfers	–	3,922	26,644	14,916	17,756	2,059	(65,297)	–	–	–
Disposals and others (**)	(106,045)	(122,792)	(41,096)	(22,247)	(39,056)	6,399	(44,848)	(369,685)	(179,956)	(213,736)
Balance as of December 31	529,262	1,427,393	904,374	577,263	682,239	176,676	102,478	4,399,685	3,702,474	3,572,286

Accumulated depreciation -
Balance as of January 1	–	751,306	599,278	330,257	491,962	91,062	–	2,263,865	2,214,761	2,182,098
Depreciation of the period	–	15,243	45,512	35,849	70,806	20,394	–	187,804	153,531	129,108
Disposals and others (**)	–	(25,039)	(31,562)	(22,608)	(37,659)	(4,133)	–	(121,001)	(104,427)	(96,445)
Balance as of December 31	–	741,510	613,228	343,498	525,109	107,323	–	2,330,668	2,263,865	2,214,761

Net carrying amount	529,262	685,883	291,146	233,765	157,130	69,353	102,478	2,069,017	1,438,609	1,357,525
Banks, financial institutions and insurance entities operating in Peru cannot pledge their fixed assets.
During 2025, 2024 and 2023 the Group, as part of its investment in fixed assets, made disbursements mainly related to the renovation of its various branches and the purchase of computer equipment, furniture, and fixtures. The Group maintains insurance on its main assets in accordance with the policies established by Management.
The Group maintains insurance coverage over its main assets in accordance with policies established by Management.
As of December 31, 2025, additions include S/50.5 million, corresponding to the value of foreclosed properties that were transferred as property of the Group in October 2025.
Management periodically reviews the residual value of the assets, their useful life, and the depreciation method used, in order to ensure that they remain consistent with the economic benefits and expected lifespan. In the opinion of the Group’s Management, there is no evidence of impairment in the value of the fixed assets held by the Group as of December 31, 2025, December 31, 2024, and December 31, 2023.
As a result of the implementation of IFRS 17, the depreciation expense of property and equipment is allocated in the consolidated statement of income between depreciation expense and the expense attributable to insurance and reinsurance results, amounting to S/181.4 million and S/6.4 million for the year 2025; S/149.9 million and S/3.6 million, respectively, for the year 2024; and S/125.0 million and S/4.1 million, respectively, for the year 2023.
(*) The increase is due to the acquisition of Pacífico EPS and Subsidiaries in March 2025, see Note 2(a).
(**) Includes transactions related to the sale, retirement and other disposals of assets that are no longer required for the Group’s operations.